Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31,
	2020	2019
Cost:

Computers and software	$1,164	$1,396
Machines	572	403
Office furniture and equipment	495	490
Leasehold improvements	1,118	1,100
Motor Vehicles	375	456

	$3,724	$3,845

Accumulated Depreciation:

Computers and software	$1,115	$1,251
Machines	527	331
Office furniture and equipment	357	338
Leasehold improvements	535	458
Motor Vehicles	234	210

	$2,768	$2,588

Property and equipment, net	$956	$1,257